The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares							Fair Value
	COMMON STOCK - 96.4%
	AEROSPACE/DEFENSE - 3.3%
9,000	Huntington Ingalls Industries, Inc. ^						$ 1,534,320
20,000	Raytheon Technologies Corp. ^						1,430,200
							2,964,520
	ASSET MANAGEMENT - 4.0%
50,000	Franklin Resources, Inc. ^ (a)						1,249,500
140,000	Invesco Ltd. (a)						2,440,200
							3,689,700
	AUTOMOTIVE - 1.0%
100,000	Ford Motor Co. ^						879,000

	BANKING - 12.2%
50,000	Bank of America Corp. ^						1,515,500
14,500	Citigroup, Inc.						894,070
20,500	JPMorgan Chase & Co. ^ (a)						2,604,935
100,000	Regions Financial Corp. ^						1,612,000
21,700	Truist Financial Corp. ^						1,040,081
31,000	US Bancorp ^ (a)						1,444,290
70,000	Wells Fargo & Co. ^						2,112,600
							11,223,476
	BEVERAGES - 5.1%
20,000	Anheuser-Busch InBev SA/NV - ADR ^ (a)						1,398,200
50,000	Coca-Cola Co. ^						2,742,000
13,000	Molson Coors Brewing Co.						587,470
							4,727,670
	BIOTECH & PHARMA - 12.6%
5,000	AbbVie, Inc. ^						535,750
8,000	Amgen, Inc. ^						1,839,360
30,000	Bristol-Myers Squibb Co. ^						1,860,900
35,000	Gilead Sciences, Inc. ^ (a)						2,039,100
12,000	Johnson & Johnson ^						1,888,560
22,700	Merck & Company, Inc. ^						1,856,860
40,000	Pfizer, Inc. ^ (a)						1,472,400
3,411	Viatris, Inc. * (a)						63,922
							11,556,852
	CHEMICALS - 0.4%
4,666	DuPont de Nemours, Inc.						331,800

	DIVERSIFIED INDUSTRIALS - 1.2%
100,000	General Electric Co. (a)						1,080,000

	ELECTRIC UTILITIES - 3.9%
75,000	CenterPoint Energy, Inc. ^ (a)						1,623,000
21,300	Duke Energy Corp. ^ (a)						1,950,228
							3,573,228
	ENTERTAINMENT CONTENT - 2.2%
54,301	ViacomCBS, Inc. ^						2,023,255

	FOOD - 4.9%
45,000	Kraft Heinz Co. ^ (a)						1,559,700
45,000	Tyson Foods, Inc. ^						2,899,800
							4,459,500
	HEALTH CARE FACILITIES & SERVICES - 2.2%
30,000	CVS Health Corp. ^ (a)						2,049,000
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares							Fair Value
	COMMON STOCK (Continued) - 96.4%
	HOME & OFFICE PRODUCTS - 2.8%
121,000	Newell Brands, Inc. ^						$ 2,568,830

	INSURANCE - 2.0%
24,000	Prudential Financial, Inc. ^						1,873,680

	LEISURE PRODUCTS - 1.5%
15,000	Hasbro, Inc. ^						1,403,100

	MEDICAL EQUIPMENT & DEVICES - 1.5%
12,000	Medtronic plc ^						1,405,680

	OIL & GAS - 8.5%
84,500	BP plc - ADR ^ (a)						1,733,940
25,000	Chevron Corp. ^						2,111,250
50,000	Exxon Mobil Corp. ^ (a)						2,061,000
45,500	Marathon Petroleum Corp. ^						1,881,880
							7,788,070
	REAL ESTATE INVESTMENT TRUSTS - 3.9%
30,000	Equity Residential ^						1,778,400
55,000	Weyerhaeuser Co. ^						1,844,150
							3,622,550
	RETAIL - CONSUMER STAPLES - 2.2%
50,000	Walgreens Boots Alliance, Inc. ^						1,994,000

	RETAIL - DISCRETIONARY - 3.1%
55,500	Kohl's Corp.						2,258,295
20,000	Nordstrom, Inc. ^						624,200
							2,882,495
	SEMICONDUCTORS - 2.7%
50,000	Intel Corp. (a)						2,491,000

	STEEL - 2.0%
35,000	Nucor Corp. ^						1,861,650

	TECHNOLOGY HARDWARE - 1.9%
40,000	Cisco Systems, Inc. ^ (a)						1,790,000

	TECHNOLOGY SERVICES - 4.0%
29,000	International Business Machines Corp. ^ (a)						3,650,520

	TELECOMMUNICATIONS - 5.3%
130,000	AT&T, Inc. ^ (a)						3,738,800
20,000	Verizon Communications, Inc. ^ (a)						1,175,000
							4,913,800
	WHOLESALE - CONSUMER STAPLES - 2.0%
28,000	Bunge Ltd. ^ (a)						1,836,240

	TOTAL COMMON STOCK						88,639,616
	(Cost - $97,975,250)
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Contracts **				Expiration	Exercise Price	Notional Amount	Fair Value
	OPTIONS PURCHASED * - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
1,000	SPDR S&P 500 ETF Trust			March 2021	320.00	$32,000,000	$ 324,000
	TOTAL OPTIONS PURCHASED
	(Cost - $1,177,427)

Shares	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
2,658,429	JPMorgan U.S. Treasury Plus Money Market Fund - Class L, 0.03% +						2,658,429
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,658,429)

	TOTAL INVESTMENTS - 99.6% (Cost - $101,811,106)						$ 91,622,045
	OPTIONS WRITTEN (Premiums Received - $950,024) - (1.0) %						(932,170)
	OTHER ASSETS LESS LIABILITES - 1.4%						1,245,936
	NET ASSETS - 100.0%						$ 91,935,811

Contracts **				Expiration	Exercise Price	Notional Amount	Fair Value
	CALL OPTIONS WRITTEN * - (1.0) %
50	AbbVie, Inc.			January 2021	$ 105.00	$ 525,000	$ 17,500
10	Amgen, Inc.			January 2021	227.50	227,500	6,220
30	Amgen, Inc.			January 2021	230.00	690,000	14,730
100	Anheuser-Busch InBev SA/NV - ADR			January 2021	69.50	695,000	16,100
300	AT&T, Inc.			January 2021	29.00	870,000	9,000
50	Bank of America Corp.			January 2021	29.00	145,000	8,000
200	Bank of America Corp.			January 2021	30.00	600,000	18,200
200	BP plc - ADR			January 2021	21.00	420,000	9,200
200	BP plc - ADR			January 2021	22.00	440,000	4,000
150	Bristol-Myers Squibb Co.			January 2021	62.50	937,500	16,200
140	Bunge Ltd.			January 2021	65.00	910,000	28,560
250	CenterPoint Energy, Inc.			January 2021	21.00	525,000	23,125
50	Chevron Corp.			January 2021	86.00	430,000	7,850
200	Cisco Systems, Inc.			January 2021	45.00	900,000	10,800
200	Coca-Cola Co.			January 2021	52.50	1,050,000	52,600
150	CVS Health Corp.			January 2021	68.50	1,027,500	21,600
100	Duke Energy Corp.			January 2021	92.50	925,000	9,500
150	Equity Residential			January 2021	57.50	862,500	31,500
100	Exxon Mobil Corp.			January 2021	42.50	425,000	6,600
400	Ford Motor Co.			January 2021	9.00	360,000	6,000
100	Franklin Resources, Inc.			January 2021	25.00	250,000	5,500
100	Gilead Sciences, Inc.			January 2021	59.00	590,000	13,000
75	Hasbro, Inc.			January 2021	94.00	705,000	14,475
30	Huntington Ingalls Industries, Inc.			January 2021	165.00	495,000	18,300
60	International Business Machines Corp.			January 2021	124.00	744,000	20,400
60	Johnson & Johnson			January 2021	155.00	930,000	24,600
100	JPMorgan Chase & Co.			January 2021	124.00	1,240,000	45,200
100	Kohl's Corp.			January 2021	38.50	385,000	33,250
225	Kraft Heinz Co.			January 2021	34.50	776,250	17,100
100	Marathon Petroleum Corp.			January 2021	40.00	400,000	24,600
100	Marathon Petroleum Corp.			January 2021	41.00	410,000	18,600
30	Medtronic plc			January 2021	114.00	342,000	12,900
30	Medtronic plc			January 2021	115.00	345,000	10,500
110	Merck & Company, Inc.			January 2021	79.00	869,000	37,675
400	Newell Brands, Inc.			January 2021	21.00	840,000	26,000
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Contracts **				Expiration	Exercise Price	Notional Amount	Fair Value
	CALL OPTIONS WRITTEN * (Continued) - (1.0) %
50	Nordstrom, Inc.			January 2021	$ 30.00	$ 150,000	$ 11,500
125	Nucor Corp.			January 2021	55.00	687,500	6,875
100	Pfizer, Inc.			January 2021	37.00	370,000	7,300
120	Prudential Financial, Inc.			January 2021	75.00	900,000	48,000
100	Raytheon Technologies Corp.			January 2021	70.00	700,000	27,700
300	Regions Financial Corp.			January 2021	15.00	450,000	37,500
200	Regions Financial Corp.			January 2021	16.00	320,000	10,000
67	Truist Financial Corp.			January 2021	47.00	314,900	12,060
150	Tyson Foods, Inc.			January 2021	63.50	952,500	27,450
100	US Bancorp			January 2021	45.00	450,000	21,200
100	Verizon Communications, Inc.			January 2021	60.00	600,000	2,000
100	ViacomCBS, Inc.			January 2021	35.00	350,000	25,700
200	Walgreens Boots Alliance, Inc.			January 2021	41.00	820,000	20,400
300	Wells Fargo & Co.			January 2021	30.50	915,000	27,600
250	Weyerhaeuser Co.			January 2021	35.00	875,000	7,500
	TOTAL CALL OPTIONS WRITTEN						$ 932,170
	(Premiums Received - $950,024)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of December 31, 2020.
^ Security is subject to written call options.
* Non-income producing security.
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.
(a) All or portion of the security is pledged as collateral.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair valuec committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2020 for the Fund's assets and liabilities measured at fair value:

	Assets	Level 1	Level 2	Level 3	Total
	Common Stock *	$ 88,639,616	$ -	$ -	$ 88,639,616
	Options Purchased	324,000			324,000
	Short-Term lnvestment	2,658,429	-	-	2,658,429
	Total	$ 91,622,045	$ -	$ -	$ 91,622,045
	Liabilities
	Options Written	$ 932,170	$ -	$ -	$ 932,170
	The Fund did not hold any Level 3 securities during the period.
	* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2020. the amount of unrealized loss on options subject to equity contracts risk exposure amounted to $(835,574).
The notional value of the options outstanding as of December 31, 2020 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$100,909,001	$ 1,710,056	$ (11,929,182)	$ (10,219,126)